Share-based payments - Outstanding DSUs Activity (Details) - DSUs	6 Months Ended
Jun. 30, 2020 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period (in shares)	4,623,099
Issued (in shares)	62,996
Settlement of RSUs/PSUs (in shares)	90,435
Dividends credited (in shares)	128,403
Settled (in shares)	(595,189)
Outstanding, end of period (in shares)	4,309,744
Weighted average fair value at measurement date, other equity instruments granted | $	$ 62